Principal changes in the scope of consolidation in 2022 - Summary of Provisional Purchase Price Allocation (Details) - Amunix Pharmaceuticals, Inc € in Millions	Feb. 08, 2022 EUR (€)
Disclosure of detailed information about business combination [line items]
Other intangible assets	€ 493
Other current and non-current assets and liabilities	(13)
Cash and cash equivalents	118
Net deferred tax position	(81)
Net assets of Translate Bio	517
Goodwill	609
Purchase price	€ 1,126